Equity	12 Months Ended
Dec. 31, 2018
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Equity
Equity
Number of shares issued

(in shares)	December 31, 2018	December 31, 2017	December 31, 2016
On issue at 1 January	159,208,949	159,208,949	159,208,949
Issued in business combination	60,815,764	—	—
On issue at 31 December - fully paid	220,024,713	159,208,949	159,208,949

Upon the completion of the merger transaction with Gener8 Maritime Inc. on June 12, 2018 60,815,764 new ordinary shares were issued at a stock price of USD 9.10 each (see Note 24) increasing the number of shares issued to 220,024,713 shares (see Note 14). This resulted in an increase of USD 66.1 million in share capital and USD 487.3 million share premium.
As at December 31, 2018, the share capital is represented by 220,024,713 shares. The shares have no nominal value.
As at December 31, 2018, the authorized share capital not issued amounts to USD 83,898,616 (2017 and 2016: USD 150,000,000) or the equivalent of 77,189,888 shares (2017 and 2016: 138,005,652 shares).
The holders of ordinary shares are entitled to receive dividends when declared and are entitled to one vote per share at the shareholders' meetings of the Group.
Translation reserve
The translation reserve comprises all foreign exchange differences arising from the translation of the financial statements of foreign operations.
Hedging reserve
The Group, through two of its JV companies in connection to the USD 220.0 million facility raised in March 2018 (Note 15), entered on June 29, 2018 in several Interest Rate Swaps (IRSs) for a combined notional value of USD 208.8 million (Euronav’s share amounts to 50%). These IRSs are used to hedge the risk related to the fluctuation of the Libor rate and qualify as hedging instruments in a cash flow hedge relationship under IFRS 9. These instruments have been measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. These IRSs have a remaining duration between three and four years matching the repayment profile of that facility and mature on July 21, 2022 and September 22, 2022 for FSO Asia and FSO Africa respectively. The fair value of these instruments at December 31, 2018 amounted to USD (0.9) million (100%), which was entirely reflected in OCI at the level of the JV companies (Note 25).

The Group, through the acquisition of Gener8 Maritime Inc. on June 12, 2018, acquired several IRSs for a combined notional value of USD 668.0 million. These IRSs are used to hedge the risk related to the fluctuation of the Libor rate and qualify as hedging instruments in a cash flow hedge relationship under IFRS 9. These instruments have been measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. These IRSs have a remaining duration between one and two years matching the repayment profile of that facility and mature in September 2020. The fair value of these instruments at December 31, 2018 amounted to USD 7.2 million and USD (1.2) million has been recognized in OCI.

The Group, through the long term charter parties with Valero for two Suezmaxes (Cap Quebec and Cap Pembroke), entered on March 28, 2018 and April 20, 2018, in two IRSs for a combined notional value of USD 86.8 million. These IRSs are used to hedge the risk related to the fluctuation of the Libor rate and qualify as hedging instruments in a cash flow hedge relationship under IFRS 9. These instruments have been measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. These IRSs have the same duration as the long term charter parties matching the repayment profile of the underlying USD 173.6 million facility and mature on March 28, 2025. The fair value of these instruments at December 31, 2018 amounted to USD (1) million (see Note 17) and USD (1) million has been recognized in OCI.

The Group entered on December 7, 2018 into two forward cap contracts (CAPs) with a strike at 3.25% starting on October 1, 2020, to hedge against future increase of interest rates with a notional value of USD 200.0 million and qualify as hedging instruments in a cash flow hedge relationship under IFRS 9. These instruments have been measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. These CAPs have a maturity date at October 3, 2022. The fair value of these instruments at December 31, 2018 amounted to USD 0.7 million (see Note 10) and USD (0.5) million has been recognized in OCI.
Treasury shares
As of December 31, 2018 Euronav owned 1,237,901 of its own shares, compared to 1,042,415 of shares owned on December 31, 2017. In the twelve months period ended December 31, 2018, Euronav bought back 545,486 shares at an aggregate cost of USD 4.0 million and delivered 350,000 shares upon the exercise of share options. These 350,000 treasury shares had an aggregate weighted average cost of USD 5.4 million and Euronav recognized a loss of USD 3.1 million in retained earnings upon the delivery of these treasury shares to the share option holders. The total net proceeds amounted to USD 2.3 million.
Dividends
On May 9, 2018, the Annual Shareholders' meeting approved a full year dividend of USD 0.12 per share. Taking into account the interim dividend approved in August 2017 in the amount of USD 0.06 per share, the dividend paid after the AGM was USD 0.06 per share. The dividend to holders of Euronav shares trading on Euronext Brussels was paid in EUR at the USD/EUR exchange rate of the record date.
During its meeting of August 8, 2018, the Board of Directors of Euronav approved an interim dividend for the first semester 2018 of USD 0.06 per share. The interim dividend of USD 0.06 per share was payable as from October 8, 2018. The interim dividend to holders of Euronext shares was paid in EUR at the USD/EUR exchange rate of the record date.

On March 19, 2019, the Board of Directors decided to propose to the Annual Shareholders' meeting to be held on May 9, 2018, to approve a full year dividend of USD 0.12 per share. Taking into account the interim dividend approved in August 2018 in the amount of USD 0.06 per share, the expected dividend payable after the AGM should be USD 0.06 per share.
The total amount of dividends paid in 2018 was USD 22.6 million.
Share-based payment arrangements
On December 16, 2013, the Group established a share option program that entitles key management personnel to purchase existing shares in the Company. Under the program, holders of vested options are entitled to purchase shares at the market price of the shares at the grant date. Currently this program is limited to key management personnel. In December 2018, the holders exercised the remaining 350,000 options and a corresponding number of treasury shares were sold. The key terms and conditions did not change after December 31, 2013. The compensation expense related to this share option program was recognized in prior periods and therefore, this program did not have any impact on the consolidated statement of profit or loss for 2018.
Long term incentive plan 2015
The Group's Board of Directors implemented in 2015 a long term incentive plan ('LTIP') for key management personnel. Under the terms of this LTIP, the beneficiaries will obtain 40% of their respective LTIP in the form of Euronav stock options, with vesting over three years and 60% in the form of restricted stock units ('RSU's'), with cliff vesting on the third anniversary. In total 236,590 options and 65,433 RSU's were granted on February 12, 2015. Vested stock options may be exercised until 13 years after the grant date. The stock options have an exercise price of EUR 10.0475 and are equity-settled. This has been converted into a cash-settled incentive plan in the course of 2018. As of December 31, 2018, all the stock options remained outstanding but all remaining RSUs were exercised in the first quarter of 2018. The fair value of the stock options was measured using the Black Scholes formula. The fair value of the RSUs was measured with reference to the Euronav share price at the grant date. The total employee benefit expense recognized in the consolidated statement of profit or loss during 2018 with respect to the LTIP 2015 was USD 37 thousand.
Long term incentive plan 2016
The Group's Board of Directors implemented in 2016 an additional long term incentive plan for key management personnel. Under the terms of this LTIP, key management personnel is eligible to receive phantom stock unit grants. Each phantom stock unit grants the holder a conditional right to receive an amount of cash equal to the fair market value of one share of the company on the settlement date. The phantom stock units will mature one-third each year on the second, third and fourth anniversary of the award. In total a number of 54,616 phantom stocks were granted on February 2, 2016 and one-third was vested on the second anniversary. As of December 31, 2018, 36,411 phantom stocks were outstanding. The LTIP 2016 qualifies as a cash-settled share-based payment transaction. The Company recognizes a liability in respect of its obligations under the LTIP 2016, measured based on the Company's share price at the reporting date, and taking into account the extent to which the services have been rendered to date. The compensation income recognized in the consolidated statement of profit or loss during 2018 was USD 0.2 million.
Long term incentive plan 2017
The Group's Board of Directors implemented in 2017 an additional long term incentive plan for key management personnel. Under the terms of this LTIP, key management personnel are eligible to receive phantom stock unit grants. Each phantom stock unit grants the holder a conditional right to receive an amount of cash equal to the fair market value of one share of the company on the settlement date. The phantom stock units will mature one-third each year on the second, third and fourth anniversary of the award. In total a number of 66,449 phantom stock units were granted on February 9, 2017 and all remain outstanding as of December 31, 2018. The LTIP 2017 qualifies as a cash-settled share-based payment transaction. The Company recognizes a liability in respect of its obligations under the LTIP 2017, measured based on the Company’s share price at the reporting date, and taking into account the extent to which the services have been rendered to date. The compensation expense recognized in the consolidated statement of profit or loss during 2018 was USD 0.2 million.
Long term incentive plan 2018
The Group's Board of Directors implemented in 2018 an additional long term incentive plan for key management personnel. Under the terms of this LTIP, key management personnel are eligible to receive phantom stock unit grants. Each phantom stock unit grants the holder a conditional right to receive an amount of cash equal to the fair market value of one share of the company on the settlement date. The phantom stock units will mature one-third each year on the second, third and fourth anniversary of the award. In total a number of 154,432 phantom stock units were granted on February 16, 2018 and all remain outstanding as of December 31, 2018. The LTIP 2018 qualifies as a cash-settled share-based payment transaction. The Company recognizes a liability in respect of its obligations under the LTIP 2018, measured based on the Company’s share price at the reporting date, and taking into account the extent to which the services have been rendered to date. The compensation expense recognized in the consolidated statement of profit or loss during 2018 was USD 0.5 million.